CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest paid, capitalized	₽ 307	₽ 388	₽ 885